Note 15 - Financial Instruments - Estimated Fair Value of Outstanding Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
The 2014 Warrants [Member]
Warrants outstanding (in shares)			1,976,389
Warrant shares outstanding (in shares)			424,923
Term (Year)			5 years
Warrant exercise price (in dollars per share)	[1]		$ 11.60
Warrant liability			$ 1,915
Class B Warrants [Member]
Warrants outstanding (in shares)		4,200,000
Warrant shares outstanding (in shares)		4,200,000
Term (Year)		18 years
Warrant exercise price (in dollars per share)	[2]	$ 1
Warrant liability		$ 609

[1]	Applying the Variable Exercise Price
[2]	Applying the Floor Price